Derivative Financial Instruments and Hedge Accounting - Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	£ 68	£ 140
Gross derivative liabilities	(59)	(140)
Net derivative assets/ liabilities	9
Asset position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross Derivative assets	67	103
Gross derivative liabilities	(44)	(78)
Net derivative assets/ liabilities	23	25
Counterparties in a liability position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	1	37
Gross derivative liabilities	(15)	(62)
Net derivative assets/ liabilities	£ (14)	£ (25)